Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2035 Fund

June 30, 2019

Z35-QTLY-0819
1.9884242.102

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	249	$2,496
Fidelity Series Blue Chip Growth Fund (a)	287	4,379
Fidelity Series Commodity Strategy Fund (a)	753	3,549
Fidelity Series Growth Company Fund (a)	513	8,887
Fidelity Series Intrinsic Opportunities Fund (a)	647	10,631
Fidelity Series Large Cap Stock Fund (a)	629	9,418
Fidelity Series Large Cap Value Index Fund (a)	207	2,672
Fidelity Series Opportunistic Insights Fund (a)	262	4,844
Fidelity Series Small Cap Discovery Fund (a)	114	1,265
Fidelity Series Small Cap Opportunities Fund (a)	281	3,921
Fidelity Series Stock Selector Large Cap Value Fund (a)	605	7,443
Fidelity Series Value Discovery Fund (a)	401	5,146
TOTAL DOMESTIC EQUITY FUNDS
(Cost $64,208)		64,651

International Equity Funds - 30.9%
Fidelity Series Canada Fund (a)	104	1,138
Fidelity Series Emerging Markets Fund (a)	120	1,158
Fidelity Series Emerging Markets Opportunities Fund (a)	545	10,395
Fidelity Series International Growth Fund (a)	650	10,584
Fidelity Series International Small Cap Fund (a)	146	2,376
Fidelity Series International Value Fund (a)	1,078	10,382
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $35,812)		36,033

Bond Funds - 11.6%
Fidelity Series Emerging Markets Debt Fund (a)	84	819
Fidelity Series Floating Rate High Income Fund (a)	19	175
Fidelity Series High Income Fund (a)	91	870
Fidelity Series Inflation-Protected Bond Index Fund (a)	35	354
Fidelity Series International Credit Fund (a)	5	49
Fidelity Series Investment Grade Bond Fund (a)	384	4,391
Fidelity Series Long-Term Treasury Bond Index Fund (a)	676	6,293
Fidelity Series Real Estate Income Fund (a)	49	546
TOTAL BOND FUNDS
(Cost $12,885)		13,497

Short-Term Funds - 2.0%
Fidelity Series Government Money Market Fund 2.44% (a)(b)	1,986	1,986
Fidelity Series Short-Term Credit Fund (a)	38	385
TOTAL SHORT-TERM FUNDS
(Cost $2,366)		2,371
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,271)		116,552
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$116,552

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,455	$--	$62	$--	$(15)	$118	$2,496
Fidelity Series Blue Chip Growth Fund	4,428	51	253	--	19	134	4,379
Fidelity Series Canada Fund	1,034	51	9	--	--	62	1,138
Fidelity Series Commodity Strategy Fund	3,359	294	59	--	(7)	(38)	3,549
Fidelity Series Emerging Markets Debt Fund	789	39	21	12	(1)	13	819
Fidelity Series Emerging Markets Fund	1,056	120	--	--	--	(18)	1,158
Fidelity Series Emerging Markets Opportunities Fund	9,551	545	12	--	1	310	10,395
Fidelity Series Floating Rate High Income Fund	169	5	--	3	--	1	175
Fidelity Series Government Money Market Fund 2.44%	1,485	558	57	9	--	--	1,986
Fidelity Series Growth Company Fund	8,966	1	302	--	11	211	8,887
Fidelity Series High Income Fund	848	25	14	14	--	11	870
Fidelity Series Inflation-Protected Bond Index Fund	338	8	--	--	--	8	354
Fidelity Series International Credit Fund	48	--	--	--	--	1	49
Fidelity Series International Growth Fund	9,635	440	209	--	3	715	10,584
Fidelity Series International Small Cap Fund	2,311	1	40	--	(4)	108	2,376
Fidelity Series International Value Fund	9,573	472	31	--	--	368	10,382
Fidelity Series Intrinsic Opportunities Fund	11,016	156	502	--	(81)	42	10,631
Fidelity Series Investment Grade Bond Fund	3,587	748	32	31	--	88	4,391
Fidelity Series Large Cap Stock Fund	9,550	65	410	65	(6)	219	9,418
Fidelity Series Large Cap Value Index Fund	2,669	--	100	--	6	97	2,672
Fidelity Series Long-Term Treasury Bond Index Fund	6,480	374	903	46	45	297	6,293
Fidelity Series Opportunistic Insights Fund	4,822	--	261	--	13	270	4,844
Fidelity Series Real Estate Income Fund	529	19	11	8	--	9	546
Fidelity Series Short-Term Credit Fund	372	12	2	3	--	3	385
Fidelity Series Small Cap Discovery Fund	1,296	28	57	28	(3)	1	1,265
Fidelity Series Small Cap Opportunities Fund	3,958	--	170	--	(18)	151	3,921
Fidelity Series Stock Selector Large Cap Value Fund	7,274	1	144	--	(9)	321	7,443
Fidelity Series Value Discovery Fund	5,137	1	136	--	(5)	149	5,146
	$112,735	$4,014	$3,797	$219	$(51)	$3,651	$116,552

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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